Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2011
Common Stock and Capital Surplus
Schedule of Changes in the Number of Issued Shares of Common Stock

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	10,861,643,790	11,648,360,720	14,148,414,920
Issuance of new shares of common stock by conversion of Class 8 Preferred Stock	43,895,180	—	—
Issuance of new shares of common stock by conversion of Class 12 Preferred Stock	42,821,750	—	—
Issuance of new shares of common stock by way of Offering (Public Offering)	634,800,000	2,337,000,000	—
Issuance of new shares of common stock by way of Third- Party Allotment	65,200,000	163,000,000	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	—	54,200	2,479,700

Balance at end of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620